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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-01835

                         Pioneer Pioneer Series Trust XI
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Core Equity Fund

 Schedule of Investments 3/31/14 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.6%

 Energy - 9.6%

 Oil & Gas Equipment & Services - 1.2%

 331,088

 Halliburton Co.

 $

 19,497,772

 Integrated Oil & Gas - 4.1%

 524,388

 Exxon Mobil Corp.

 $

 51,222,220

 166,592

 Occidental Petroleum Corp.

 15,874,552

 $

 67,096,772

 Oil & Gas Exploration & Production - 3.2%

 147,274

 Apache Corp.

 $

 12,216,378

 324,893

 Cabot Oil & Gas Corp.

 11,007,375

 127,133

 EOG Resources, Inc.

 24,939,681

 108,752

 Southwestern Energy Co. *

 5,003,680

 $

 53,167,114

 Oil & Gas Refining & Marketing - 1.1%

 208,597

 Marathon Petroleum Corp. *

 $

 18,156,283

 Total Energy

 $

 157,917,941

 Materials - 3.7%

 Commodity Chemicals - 1.5%

 278,091

 LyondellBasell Industries NV

 $

 24,733,414

 Fertilizers & Agricultural Chemicals - 1.2%

 174,557

 Monsanto Co.

 $

 19,859,350

 Specialty Chemicals - 1.0%

 147,980

 Ecolab, Inc.

 $

 15,980,360

 Total Materials

 $

 60,573,124

 Capital Goods - 8.6%

 Aerospace & Defense - 3.3%

 365,238

 Honeywell International, Inc.

 $

 33,879,477

 174,014

 United Technologies Corp.

 20,331,796

 $

 54,211,273

 Electrical Components & Equipment - 1.8%

 393,413

 Eaton Corp. Plc

 $

 29,553,185

 Construction & Farm Machinery & Heavy Trucks - 0.9%

 97,172

 Cummins, Inc.

 $

 14,477,656

 Industrial Machinery - 2.6%

 420,171

 Ingersoll-Rand Plc

 $

 24,050,588

 156,420

 Parker Hannifin Corp.

 18,725,038

 $

 42,775,626

 Total Capital Goods

 $

 141,017,740

 Transportation - 2.1%

 Air Freight & Logistics - 0.7%

 91,090

 FedEx Corp.

 $

 12,074,890

 Railroads - 1.4%

 124,049

 Union Pacific Corp.

 $

 23,279,035

 Total Transportation

 $

 35,353,925

 Consumer Durables & Apparel - 0.7%

 Apparel, Accessories & Luxury Goods - 0.7%

 92,500

 PVH Corp.

 $

 11,541,225

 Total Consumer Durables & Apparel

 $

 11,541,225

 Consumer Services - 1.7%

 Hotels, Resorts & Cruise Lines - 0.9%

 259,691

 Marriott International, Inc.

 $

 14,547,890

 Restaurants - 0.8%

 182,459

 Starbucks Corp.

 $

 13,388,841

 Total Consumer Services

 $

 27,936,731

 Media - 4.3%

 Broadcasting - 0.8%

 209,934

 CBS Corp. (Class B)

 $

 12,973,921

 Cable & Satellite - 0.6%

 207,377

 Comcast Corp.

 $

 10,372,998

 Movies & Entertainment - 2.9%

 414,776

 The Walt Disney Co.

 $

 33,211,114

 218,084

 Time Warner, Inc.

 14,247,428

 $

 47,458,542

 Total Media

 $

 70,805,461

 Retailing - 5.2%

 Internet Retail - 1.2%

 57,993

 Amazon.com, Inc. *

 $

 19,515,804

 Department Stores - 0.8%

 218,669

 Macy's, Inc.

 $

 12,964,885

 Apparel Retail - 1.1%

 256,511

 Ross Stores, Inc.

 $

 18,353,362

 Home Improvement Retail - 1.6%

 538,764

 Lowe's Companies, Inc.

 $

 26,345,560

 Specialty Stores - 0.5%

 157,707

 Dick's Sporting Goods, Inc. *

 $

 8,612,379

 Total Retailing

 $

 85,791,990

 Food & Staples Retailing - 2.4%

 Drug Retail - 1.4%

 314,405

 CVS Caremark Corp.

 $

 23,536,358

 Food Retail - 1.0%

 326,727

 Whole Foods Market, Inc.

 $

 16,568,326

 Total Food & Staples Retailing

 $

 40,104,684

 Food, Beverage & Tobacco - 3.9%

 Soft Drinks - 1.3%

 248,726

 PepsiCo., Inc.

 $

 20,768,621

 Packaged Foods & Meats - 2.6%

 422,085

 Campbell Soup Co.

 $

 18,943,175

 78,496

 Keurig Green Mountain, Inc.

 8,288,393

 150,361

 The Hershey Co.

 15,697,688

 $

 42,929,256

 Total Food, Beverage & Tobacco

 $

 63,697,877

 Household & Personal Products - 3.3%

 Household Products - 1.0%

 269,242

 Colgate-Palmolive Co.

 $

 17,465,729

 Personal Products - 2.3%

 188,823

 Nu Skin Enterprises, Inc.

 $

 15,643,986

 324,857

 The Estee Lauder Companies, Inc.

 21,726,436

 $

 37,370,422

 Total Household & Personal Products

 $

 54,836,151

 Health Care Equipment & Services - 4.7%

 Health Care Equipment - 0.7%

 164,583

 Covidien Plc

 $

 12,123,184

 Health Care Distributors - 0.7%

 173,138

 Cardinal Health, Inc.

 $

 12,116,197

 Health Care Services - 1.7%

 140,543

 DaVita HealthCare Partners, Inc. *

 $

 9,676,386

 243,472

 Express Scripts Holding Co. *

 18,282,312

 $

 27,958,698

 Managed Health Care - 1.6%

 178,573

 Aetna, Inc.

 $

 13,387,618

 108,749

 Humana, Inc.

 12,258,187

 $

 25,645,805

 Total Health Care Equipment & Services

 $

 77,843,884

 Pharmaceuticals, Biotechnology & Life Sciences - 9.5%

 Biotechnology - 3.0%

 105,212

 Celgene Corp. *

 $

 14,687,595

 341,048

 Gilead Sciences, Inc. *

 24,166,661

 149,140

 Vertex Pharmaceuticals, Inc. *

 10,547,181

 $

 49,401,437

 Pharmaceuticals - 6.5%

 129,222

 Actavis plc *

 $

 26,600,349

 119,642

 AstraZeneca Plc (A.D.R.)

 7,762,373

 426,595

 Johnson & Johnson

 41,904,427

 960,602

 Pfizer, Inc.

 30,854,536

 $

 107,121,685

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 156,523,122

 Banks - 4.7%

 Regional Banks - 4.7%

 494,311

 BB&T Corp.

 $

 19,856,473

 1,784,267

 Regions Financial Corp.

 19,823,206

 438,037

 The PNC Financial Services Group, Inc.

 38,109,219

 $

 77,788,898

 Total Banks

 $

 77,788,898

 Diversified Financials - 9.8%

 Other Diversified Financial Services - 5.0%

 1,733,100

 Bank of America Corp.

 $

 29,809,320

 769,659

 Citigroup, Inc.

 36,635,768

 423,100

 Voya Financial, Inc.

 15,345,837

 $

 81,790,925

 Specialized Finance - 0.5%

 242,649

 The NASDAQ OMX Group, Inc.

 $

 8,963,454

 Consumer Finance - 0.9%

 245,288

 Discover Financial Services, Inc.

 $

 14,273,309

 Asset Management & Custody Banks - 1.8%

 61,875

 Affiliated Managers Group, Inc. *

 $

 12,378,094

 306,992

 The Carlyle Group LP

 10,787,699

 246,949

 Walter Investment Management Corp. *

 7,366,489

 $

 30,532,282

 Investment Banking & Brokerage - 1.6%

 843,085

 Morgan Stanley Co.

 $

 26,278,959

 Total Diversified Financials

 $

 161,838,929

 Insurance - 1.7%

 Property & Casualty Insurance - 1.7%

 154,339

 ACE, Ltd.

 $

 15,288,821

 218,853

 The Allstate Corp.

 12,382,703

 $

 27,671,524

 Total Insurance

 $

 27,671,524

 Software & Services - 10.3%

 Internet Software & Services - 5.6%

 269,102

 eBay, Inc. *

 $

 14,865,194

 47,168

 Google, Inc. *

 52,569,208

 681,528

 Yahoo!, Inc. *

 24,466,855

 $

 91,901,257

 Data Processing & Outsourced Services - 1.6%

 122,805

 Visa, Inc.

 $

 26,508,687

 Systems Software - 3.1%

 1,242,792

 Microsoft Corp.

 $

 50,942,044

 Total Software & Services

 $

 169,351,988

 Technology Hardware & Equipment - 6.9%

 Communications Equipment - 1.5%

 226,870

 F5 Networks, Inc. *

 $

 24,191,148

 Computer Hardware - 3.5%

 108,016

 Apple, Inc.

 $

 57,976,507

 Computer Storage & Peripherals - 1.9%

 1,157,359

 EMC Corp.

 $

 31,723,210

 Total Technology Hardware & Equipment

 $

 113,890,865

 Semiconductors & Semiconductor Equipment - 1.5%

 Semiconductors - 1.5%

 184,540

 Analog Devices, Inc.

 $

 9,806,456

 275,347

 Xilinx, Inc.

 14,943,082

 $

 24,749,538

 Total Semiconductors & Semiconductor Equipment

 $

 24,749,538

 Telecommunication Services - 2.2%

 Integrated Telecommunication Services - 1.7%

 599,991

 Verizon Communications, Inc.

 $

 28,541,572

 Wireless Telecommunication Services - 0.5%

 199,584

 Vodafone Group Plc (A.D.R.)

 $

 7,346,687

 Total Telecommunication Services

 $

 35,888,259

 Utilities - 2.8%

 Electric Utilities - 1.6%

 259,409

 American Electric Power Co., Inc.

 $

 13,141,660

 144,906

 NextEra Energy, Inc. *

 13,855,912

 $

 26,997,572

 Multi-Utilities - 1.2%

 486,952

 Ameren Corp.

 $

 20,062,422

 Total Utilities

 $

 47,059,994

 TOTAL COMMON STOCKS

 (Cost $1,362,161,709)

 $

 1,642,183,850

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $1,362,161,709) (a)

 $

 1,642,183,850

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 6,188,520

 TOTAL NET ASSETS - 100.0%

 $

 1,648,372,370

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At  March 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,365,703,988 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

       289,653,084

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

       (13,173,222)

 Net unrealized appreciation

 $

       276,479,862

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
1,642,183,850

$
-

$
-

$
1,642,183,850

 Total

$
1,642,183,850

$
-

$
-

$
1,642,183,850

 During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Pioneer Series Trust XI By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date May 30, 2014 * Print the name and title of each signing officer under his or her signature.